SUPPLEMENT TO:

CALVERT SOCIALLY RESPONSIBLE FUNDS

PROSPECTUS

CSIF Balanced Portfolio

CSIF Equity Portfolio

CSIF Enhanced Equity Portfolio

CSIF Bond Portfolio

Calvert Social Index Fund

Calvert Large Cap Growth Fund

Calvert Capital Accumulation Fund

CWVF International Equity Fund

Calvert New Vision Small Cap Fund

Prospectus dated: January 31, 2003 as revised June 30, 2003

Date of Supplement: December 19, 2003

CALVERT INCOME FUND AND SHORT DURATION INCOME FUND

PROSPECTUS

Calvert Income Fund

Calvert Short Duration Income Fund

Prospectus dated: January 31, 2003 as revised September 15, 2003

Date of Supplement: December 19, 2003

CLASS I (INSTITUTIONAL) SHARES PROSPECTUS

Calvert Social Investment Fund Portfolios

Calvert Social Index Fund

Calvert Large Cap Growth Fund

Calvert Capital Accumulation Fund

Calvert World Values International Equity Fund

Calvert New Vision Small Cap Fund

Calvert Income Fund

Calvert Short Duration Income Fund

Prospectus dated: January 31, 2003

Date of Supplement: December 19, 2003

SUPPLEMENT TO PROSPECTUS

Calvert Tax-Free Reserves Limited-Term Portfolio

Calvert Tax-Free Reserves Long-Term Portfolio

Calvert National Municipal Intermediate Fund

Calvert Tax-Free Reserves Vermont Municipal Portfolio

Calvert California Municipal Intermediate Fund

Date of Prospectus: April 30, 2003

Date of Supplement: December 19, 2003

(1)  Please note the following addition to each of the above-referenced Prospectuses:

Redemption Fee

Effective February 1, 2004, the Funds will impose a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for CTFR Limited-Term Portfolio and California Limited-Term Municipal Fund and all Class I shares).  The redemption fee is paid to the Fund, and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not by shareholders already in the Fund.

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(2)  Please note the following addition to Exhibit A in each of the above-referenced Prospectuses (except Class I), which relates to reduced sales charges:

Purchases Made with Redemption Proceeds from Another "Load" Mutual Fund

If you purchase shares of a Fund directly from Calvert, Calvert Distributors, Inc. may waive the front-end sales charge for investors who purchase Class A shares of a Fund with the proceeds from a redemption of a non-Calvert mutual fund on which a sales charge or CDSC was paid if such redemption is made within 60 days of the purchase of a Fund.  At the time the order for the purchase is placed, you must inform Calvert and provide a copy of your prior account statement or confirmation from the other fund showing the redemption transaction.  This provision may be terminated at any time by Calvert Distributors, Inc. or the Funds without notice.

If you purchase shares of a Fund through a broker/dealer, Calvert Distributors, Inc. may waive the front-end sales charge for investors who purchase Class A shares of a Fund with the proceeds from a redemption of a non-Calvert mutual fund on which a sales charge or CDSC was paid if such redemption is made within 60 days of the purchase of a Fund and if the selling broker/dealer has an agreement with Calvert Distributors, Inc. to that effect.  Your broker must inform Calvert at the time the order for the purchase is placed, or within 30 days thereafter, and must be able to provide a copy of your prior account statement or confirmation from the other fund showing the redemption transaction.  This provision may be terminated at any time by Calvert Distributors, Inc. or the Funds without notice.